Related Party Transactions (Details)		1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 24, 2017	Jun. 30, 2015 USD ($) acquisition	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2018 USD ($)	Jun. 29, 2018 USD ($)	Jun. 26, 2018 USD ($)	Jun. 21, 2017 USD ($)	Mar. 08, 2016
Related Party Transaction [Line Items]
Deferred revenue recognized			$ 2,445,000		$ 2,737,000	$ 8,100,000
Impairment			0		1,919,000	1,919,000	$ 1,072,000	$ 0
Incentive advisory fees recognized				$ 678,000
Key money		$ 6,000,000
Number of businesses acquired | acquisition		2
Payments to acquire investments			2,176,000		0
Advisory agreement, amount due upon approval												$ 5,000,000
Advisory agreement, renewal term	10 years
Rental expense					342,000	$ 2,100,000	307,000
Remington [Member]
Related Party Transaction [Line Items]
Reimbursements								5,700,000
Affiliated Entity
Related Party Transaction [Line Items]
Commitment amount			50,000,000
Le Pavillon Hotel [Member]
Related Party Transaction [Line Items]
Key money		$ 4,000,000
Acquisition of hotel property		62,500,000
Bardessono Hotel and Spa [Member]
Related Party Transaction [Line Items]
Key money		2,000,000
Acquisition of hotel property		$ 85,000,000
Ashford Trust | Affiliated Entity
Related Party Transaction [Line Items]
Commitment amount											$ 50,000,000
Potential commitment amount			$ 100,000,000								$ 100,000,000
Percent of commitment for each hotel			10.00%								10.00%
Program obligation accrued									$ 5,000,000	$ 11,100,000
Ashford Trust | Minimum
Related Party Transaction [Line Items]
Advisory services, quarterly base fee			0.50%	0.50%		0.50%
Total market capitalization threshold for calculating base advisory fee			$ 6,000,000,000	$ 6,000,000,000		$ 6,000,000,000
Ashford Trust | Maximum
Related Party Transaction [Line Items]
Advisory services, quarterly base fee			0.70%	0.70%		0.70%
Total market capitalization threshold for calculating base advisory fee			$ 10,000,000,000	$ 10,000,000,000		$ 10,000,000,000
Ashford Trust | La Posada [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Program obligation accrued				$ 16,100,000		$ 16,100,000
Braemar OP
Related Party Transaction [Line Items]
Gross asset value multiplier				0.70%		0.70%
Revenues			8,218,000		5,534,000	$ 24,856,000	11,372,000	16,571,000
Due from related parties			2,031,000	$ 1,996,000		1,996,000	1,738,000
Cost of revenues for audio visual			86,000		0
Braemar OP | Reimbursable expenses
Related Party Transaction [Line Items]
Deferred revenue recognized			44,000		15,000	162,000	126,000	0
Braemar OP | Incentive Management Fee [Member]
Related Party Transaction [Line Items]
Revenues						1,300,000
Remington [Member]
Related Party Transaction [Line Items]
Reimbursements			$ 1,800,000		1,200,000	$ 4,400,000	4,900,000
Ashford Trust OP
Related Party Transaction [Line Items]
Gross asset value multiplier			0.70%	0.70%		0.70%
Advisory services, quarterly base fee			0.70%	0.70%		0.70%
Revenues			$ 22,174,000		18,630,000	$ 86,589,000	59,654,000	50,996,000
Due from related parties			4,416,000	$ 5,293,000		5,293,000	13,346,000
Cost of revenues for audio visual			1,684,000		354,000	3,444,000	90,000	0
Ashford Trust OP | Base Fee [Member]
Related Party Transaction [Line Items]
Revenues			8,045,000		8,604,000	35,482,000	34,724,000	34,700,000
Ashford Trust OP | Reimbursable expenses
Related Party Transaction [Line Items]
Deferred revenue recognized			597,000		202,000	2,200,000	1,700,000	0
Revenues			2,040,000		1,529,000	7,905,000	7,600,000	6,054,000
Ashford Trust OP | Equity-based compensation
Related Party Transaction [Line Items]
Revenues			4,289,000		6,745,000	25,245,000	11,077,000	8,429,000
Ashford Trust OP | Incentive Management Fee [Member]
Related Party Transaction [Line Items]
Revenues			0		452,000	1,809,000	1,809,000	1,809,000
Ashford Trust OP | Advisory services
Related Party Transaction [Line Items]
Revenues			14,374,000		17,330,000	70,441,000	55,210,000	50,992,000
Ashford Trust OP | Investment management reimbursements
Related Party Transaction [Line Items]
Revenues			358,000		182,000	1,156,000	1,976,000	0
Ashford Trust OP | Debt placement fees
Related Party Transaction [Line Items]
Revenues			1,079,000		632,000	5,094,000	913,000	0
Ashford Trust OP | Claims management services
Related Party Transaction [Line Items]
Revenues			11,000		18,000	76,000	0	0
Ashford Trust OP | Lease revenue
Related Party Transaction [Line Items]
Revenues			946,000		168,000	670,000	558,000	0
Ashford Trust OP | Other services
Related Party Transaction [Line Items]
Revenues			467,000		300,000	1,968,000	997,000
Ashford Trust OP | Total other revenue
Related Party Transaction [Line Items]
Revenues			2,861,000		1,300,000	8,964,000	4,444,000	4,000
Corporate and Other | Braemar OP
Related Party Transaction [Line Items]
Revenues			524,000		206,000	828,000	25,000	0
Corporate and Other | Ashford Trust OP
Related Party Transaction [Line Items]
Revenues			$ 1,518,000		908,000	$ 1,871,000	$ 920,000	0
RED
Related Party Transaction [Line Items]
Noncontrolling ownership interest			20.00%	20.00%		20.00%	0.00%
RED | Braemar OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties			$ 89,000	$ 60,000		$ 60,000	$ 0
RED | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			$ 0	$ 0		$ 0
Ashford LLC [Member]
Related Party Transaction [Line Items]
Noncontrolling ownership interest			0.00%	0.00%		0.00%	0.00%
Ashford LLC [Member] | Braemar OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties			$ 573,000	$ 941,000		$ 941,000	$ 1,682,000
Ashford LLC [Member] | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			1,119,000	2,337,000		2,337,000	12,610,000
AIM [Member] | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			$ 139,000	$ 99,000		$ 99,000	$ 347,000
J&S
Related Party Transaction [Line Items]
Noncontrolling ownership interest			0.00%	0.00%		0.00%	0.00%
J&S | Braemar OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties			$ 71,000	$ 4,000		$ 4,000	$ 0
J&S | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			$ 1,123,000	$ 826,000		$ 826,000	$ 62,000
Pure Wellness
Related Party Transaction [Line Items]
Noncontrolling ownership interest			30.00%	30.00%		30.00%	30.00%
Pure Wellness | Braemar OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties			$ 18,000	$ 30,000		$ 30,000	$ 50,000
Pure Wellness | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			$ 469,000	$ 418,000		$ 418,000	$ 302,000
OpenKey
Related Party Transaction [Line Items]
Noncontrolling ownership interest			25.26%	24.74%		24.74%	16.51%						100.00%
OpenKey | Braemar OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties			$ 15,000	$ 12,000		$ 12,000	$ 6,000
OpenKey | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			7,000	2,000		2,000	25,000
Premier | Braemar OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties			1,265,000	949,000		949,000	0
Premier | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			1,559,000	$ 1,611,000		1,611,000	0
OpenKey | Braemar OP
Related Party Transaction [Line Items]
Revenues			20,000		5,000	29,000	16,000	0
OpenKey | Ashford Trust OP
Related Party Transaction [Line Items]
Revenues			28,000		24,000	97,000	77,000	4,000
REIT Advisory | Braemar OP
Related Party Transaction [Line Items]
Revenues			4,927,000		5,323,000	20,506,000	11,331,000	16,571,000
REIT Advisory | Ashford Trust OP
Related Party Transaction [Line Items]
Revenues			15,689,000		17,698,000	77,437,000	58,657,000	50,992,000
J&S | Braemar OP
Related Party Transaction [Line Items]
Revenues			0		0	$ 0	$ 0	0
Cost of revenues for audio visual			$ 0		0
Braemar | OpenKey
Related Party Transaction [Line Items]
Noncontrolling ownership interest			8.40%	8.21%		8.21%	0.00%
Payments to acquire investments			$ 156,000		2,000,000	$ 2,000,000	$ 0	0
Ashford Trust | OpenKey
Related Party Transaction [Line Items]
Noncontrolling ownership interest			16.64%	16.30%		16.30%	16.23%
Payments to acquire investments			$ 299,000		667,000	$ 667,000	$ 983,000	2,300,000
Officer of J&S [Member]
Related Party Transaction [Line Items]
Rental expense			84,000		84,000	335,000	50,000
Per year expense			307,000			300,000
Audio visual
Related Party Transaction [Line Items]
Deferred revenue recognized			1,000,000		1,900,000	3,800,000
Cost of revenues for audio visual			21,439,000		16,587,000	64,555,000	7,757,000	0
Audio visual | J&S | Ashford Trust OP
Related Party Transaction [Line Items]
Revenues			0		0	88,000	0	0
Project management
Related Party Transaction [Line Items]
Cost of revenues for audio visual			2,791,000		0	3,292,000	0	0
Project management | Premier | Braemar OP
Related Party Transaction [Line Items]
Revenues			2,747,000		0	3,493,000	0	0
Project management | Premier | Ashford Trust OP
Related Party Transaction [Line Items]
Revenues			4,939,000		0	7,096,000	0	0
Other revenue
Related Party Transaction [Line Items]
Deferred revenue recognized			636,000		510,000	2,200,000
Other revenue | Braemar OP | Debt placement fees
Related Party Transaction [Line Items]
Revenues			275,000		0	999,000	224,000	0
Other revenue | Braemar OP | Claims management services
Related Party Transaction [Line Items]
Revenues			30,000		37,000	137,000	0	0
Other revenue | Braemar OP | Lease revenue
Related Party Transaction [Line Items]
Revenues			84,000		84,000	335,000	335,000	335,000
Other revenue | Braemar OP | Other services
Related Party Transaction [Line Items]
Revenues			269,000		211,000	857,000	41,000	0
Other revenue | Braemar OP | Total other revenue
Related Party Transaction [Line Items]
Revenues			658,000		332,000	2,328,000	600,000	335,000
Investment Advisory, Management and Administrative Service [Member] | Braemar OP | Base Fee [Member]
Related Party Transaction [Line Items]
Revenues			2,577,000		2,107,000	9,423,000	8,799,000	8,343,000
Investment Advisory, Management and Administrative Service [Member] | Braemar OP | Reimbursable expenses
Related Party Transaction [Line Items]
Revenues			469,000		420,000	1,932,000	2,105,000	2,805,000
Investment Advisory, Management and Administrative Service [Member] | Braemar OP | Equity-based compensation
Related Party Transaction [Line Items]
Revenues			1,469,000		2,547,000	6,481,000	1,683,000	3,814,000
Investment Advisory, Management and Administrative Service [Member] | Braemar OP | Incentive Management Fee [Member]
Related Party Transaction [Line Items]
Revenues			170,000		0	678,000	1,274,000	1,274,000
Investment Advisory, Management and Administrative Service [Member] | Braemar OP | Other advisory revenue
Related Party Transaction [Line Items]
Revenues			128,000		128,000	521,000	277,000	0
Investment Advisory, Management and Administrative Service [Member] | Braemar OP | Advisory services
Related Party Transaction [Line Items]
Revenues			4,813,000		$ 5,202,000	19,035,000	10,772,000	16,236,000
Investment Advisory, Management and Administrative Service [Member] | Executive Officer [Member] | Braemar OP | Equity-based compensation
Related Party Transaction [Line Items]
Revenues			2,200,000			2,200,000
Investment Advisory, Management and Administrative Service [Member] | Executive Officer [Member] | Ashford Trust OP | Equity-based compensation
Related Party Transaction [Line Items]
Revenues			$ 4,500,000			4,500,000
Lease revenue
Related Party Transaction [Line Items]
Revenues						$ 1,000,000	$ 893,000	$ 335,000